Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Detail)	Mar. 31, 2024
India [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(5.40%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	6.00%
India [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	4.00%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(3.90%)
Philippines [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(2.60%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	2.70%
Philippines [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	2.20%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(2.10%)
Sri Lanka [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(4.40%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	4.90%
Sri Lanka [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	4.30%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(4.00%)
Dubai [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	(4.20%)
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	4.90%
Dubai [member] | Salary escalation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligation due to a possible increase in discount rate by 1%	4.80%
Sensitivity of defined benefit obligation due to a possible decrease in discount rate by 1%	(4.20%)